FAIR VALUE MEASUREMENT - Schedule of Significant Inputs to Calculation of Fair Value SEPA Liability (Details) - SEPA Liability [Member] - Level 3 [Member]	9 Months Ended
Sep. 30, 2025 $ / shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected dividend yield	0.00%
Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.15
Expected term (in years)	2 years 8 months 12 days
Expected volatility	198.00%
Risk-free interest rate	3.60%
Stock price	$ 0.15
Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.37
Expected term (in years)	3 years
Expected volatility	205.00%
Risk-free interest rate	3.90%
Stock price	$ 0.37